Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	R$ 1,093,082	R$ 748,562
Trade receivables	452,831	378,351
Inventories	12,190	11,827
Recoverable taxes	27,809	25,579
Other assets	51,745	42,533
Total current assets	1,637,657	1,206,852
Non-current assets
Trade receivables	42,568	27,442
Other assets	191,756	180,306
Investment in associate	53,907	48,477
Property and equipment	542,087	419,808
Right-of-use assets	690,073	663,686
Intangible assets	4,041,491	3,900,835
Total non-current assets	5,561,882	5,240,554
Total assets	7,199,539	6,447,406
Current liabilities
Trade payables	71,482	59,098
Loans and financing	145,202	128,720
Lease liabilities	32,459	24,955
Accounts payable to selling shareholders	261,711	239,849
Notes payable	62,176	14,478
Advances from customers	133,050	114,585
Labor and social obligations	154,518	131,294
Taxes payable	26,221	26,715
Income taxes payable	16,151	11,649
Other liabilities	2,719	15,163
Total current liabilities	905,689	766,506
Non-current liabilities
Loans and financing	1,737,699	1,246,156
Lease liabilities	737,066	689,130
Accounts payable to selling shareholders	266,967	439,977
Notes payable		58,248
Taxes payable	92,888	96,598
Provision for legal proceedings	195,854	148,287
Other liabilities	13,218	2,486
Total non-current liabilities	3,043,692	2,680,882
Total liabilities	3,949,381	3,447,388
Equity
Share capital	17	17
Additional paid-in capital	2,375,344	2,375,344
Share-based compensation reserve	123,538	94,101
Treasury shares	(304,947)	(152,630)
Retained earnings	1,004,886	631,317
Equity attributable to equity holders of the parent	3,198,838	2,948,149
Non-controlling interests	51,320	51,869
Total equity	3,250,158	3,000,018
Total liabilities and equity	R$ 7,199,539	R$ 6,447,406